EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY
Schedule of Issued Capital

	January 1,	December 31,
	2020	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Authorized:
10,000,000 preferred shares, no par value	—	—	—	—
200,000,000 common shares, no par value	—	—	—	—

Common shares issued and fully paid:
December 31, 2021: 40,948,082 (December 31, 2020: 36,988,082 (as adjusted)) common shares, no par value	340,875	419,091	450,782	70,924

A summary of movements in the Company’s share capital is as follows:

Schedule of Company Share Capital

	Number of shares	Share capital
		CNY	US$
(As adjusted)
As of January 1, 2020	27,910,916	340,875	53,631

Issuance of shares (Note 22)	9,077,166	78,216	12,306

As of December 31, 2020 and January 1, 2021 (As adjusted)	36,988,082	419,091	65,937

Common shares issued through private placement	3,960,000	31,691	4,987

As of December 31, 2021	40,948,082	450,782	70,924

Schedule of Other capital reserves

		Other capital reserves
		CNY	US$
(As adjusted)
As of January 1, 2020		763,729	120,161

Issuance of shares (Note 22(a))		24,258	3,816

As of December 31, 2020		787,987	123,977

As of January 1, 2021 (As adjusted)		787,987	123,977

Deemed distribution to the controlling shareholder (Note 29)		(75,651)	(11,902)
Equity-settled share-based payment (Note 27)		2,311	364
Others	(i)	4,463	702

As of December 31, 2021		719,110	113,141